CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Securities, available for sale, amortized cost (in dollars)	$ 447,496	$ 517,589
Securities, held to maturity, fair value (in dollars)	271,601	222,761
Loans, allowance for loan losses (in dollars)	$ 27,584	$ 28,072
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	426,850	426,850
Common stock, shares outstanding	426,850	426,850